SUPPLEMENT DATED JULY 5, 2023
TO THE PROSPECTUSES AND SUMMARY PROSPECTUSES, EACH DATED MAY 1, 2023

AMERICAN GENERAL LIFE INSURANCE COMPANY
Variable Separate Account
Polaris Platinum III Variable Annuity
Polaris Choice III Variable Annuity
Polaris Preferred Solution Variable Annuity
Polaris Retirement Protector Variable Annuity
Polaris Choice IV Variable Annuity
Variable Annuity Account Seven
Polaris II
A-Class
Platinum Series Variable Annuity
Polaris Platinum
O-Series
Variable Annuity
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
FS Variable Separate Account
Polaris Preferred Solution Variable Annuity
Polaris Platinum III Variable Annuity
Polaris Platinum
O-Series
Variable Annuity
Polaris Retirement Protector Variable Annuity
THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
VALIC Separate Account A
Polaris Platinum Elite Variable Annuity

This supplement updates certain information contained in
Appendix A - Underlying Funds Available Under the Contract
for the above-referenced prospectuses, updating summary prospectuses, and if applicable, initial summary prospectuses (together, the “Prospectuses”). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
Effective on or about July 5, 2023, the SA Invesco Main
Street
Large Cap
Portfolio
will be renamed the
SA JPMorgan
Large Cap
Core
Portfolio (the “Fund”) and the subadvisor will be changed from Invesco Advisers, Inc. to J.P. Morgan Investment Management Inc. Accordingly, all references to “SA Invesco Main Street Large Cap Portfolio” in the Prospectuses will be replaced with “SA JPMorgan Large Cap Core Portfolio.” Additionally, the Current Expense in Appendix A for the Fund is amended as below:

Underlying Fund Name – Share Class Advisor Subadvisor	Current Expense
SA JPMorgan Large Cap Core Portfolio - Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.96%*
* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.
Additional information regarding the Fund, including the Fund prospectus, may be obtained by visiting our website at www.corebridgefinancial.com/ProductProspectuses or by calling (855)
421-2692.